Future Minimum Payments Under Operating Leases (Detail) (USD $)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 547,051
2014	477,183
Operating Leases, Future Minimum Payments Due, Total	$ 1,024,234